Segment information	12 Months Ended
Dec. 31, 2019
Disclosure Of Segment information [Abstract]
Disclosure of entity's operating segments [text block]

Note 6     Segment information

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Executive Committee. This committee is integrated by the CEO, COO, CFO and managers in charge of the Geoscience, Operations, Corporate Governance, Finance and People departments. This committee reviews the Group’s internal reporting in order to assess performance and to allocate resources. Management has determined the operating segments based on these reports. The committee considers the business from a geographic perspective.

The Executive Committee assesses the performance of the operating segments based on a measure of Adjusted EBITDA. Adjusted EBITDA is defined as profit for the period (determined as if IFRS 16 Leases has not been adopted, as specified in the indenture governing the 2024 Notes), before net finance cost, income tax, depreciation, amortization, certain non-cash items such as impairments and write-offs of unsuccessful exploration efforts, accrual of share-based payment, unrealized result on commodity risk management contracts and other non recurring events. Operating Netback is equivalent to Adjusted EBITDA before cash expenses included in Administrative, Geological and Geophysical and Other operating expenses. Other information provided to the Executive Committee is measured in a manner consistent with that in the financial statements.

Segment areas (geographical segments):

Amounts in US$ ‘000	Colombia	Chile	Brazil	Argentina	Peru	Ecuador	Corporate	Total
2019
Revenue	538,917	32,336	23,049	34,605	—	—	—	628,907
Sale of crude oil	536,986	10,551	1,469	30,024	—	—	—	579,030
Sale of gas	1,931	21,785	21,580	4,581	—	—	—	49,877
Realized loss on commodity risk management contracts	3,888	—	—	—	—	—	—	3,888
Production and operating costs	(116,944)	(19,789)	(5,953)	(26,278)	—	—	—	(168,964)
Royalties	(56,399)	(1,181)	(1,855)	(5,141)	—	—	—	(64,576)
Share-based payment	(231)	(31)	(29)	(38)	—	—	—	(329)
Other operating costs	(60,314)	(18,577)	(4,069)	(21,099)	—	—	—	(104,059)
Operating profit (loss)	297,783	(26,869)	1,750	(34,124)	(7,468)	(536)	(19,861)	210,675
Operating netback	413,120	12,218	15,055	6,691	—	—	—	447,084
Adjusted EBITDA	367,058	8,310	11,750	868	(6,540)	(535)	(17,576)	363,335

Depreciation	(46,917)	(34,826)	(7,445)	(15,618)	(576)	(1)	(149)	(105,532)
Reversal of impairment losses	—	—	—	(7,559)	—	—	—	(7,559)
Write-off	—	—	(5,120)	(13,170)	—	—	—	(18,290)
Total assets	357,125	249,207	68,480	79,062	53,993	1,119	43,146	852,132
								—
Employees (average) (a)	195	89	13	133	26	2	3	461
Employees at year end (a)	202	77	13	128	14	2	3	439

(a)	Unaudited

Amounts in US$ ‘000	Colombia	Chile	Brazil	Argentina	Peru	Corporate	Total
2018
Revenue	497,870	37,359	30,053	35,879	—	—	601,161
Sale of crude oil	496,341	17,402	1,198	30,549	—	—	545,490
Sale of gas	1,529	19,957	28,855	5,330	—	—	55,671
Realized loss on commodity risk management contracts	(26,098)	—	—	—	—	—	(26,098)
Production and operating costs	(118,533)	(21,899)	(8,785)	(25,043)	—	—	(174,260)
Royalties	(62,710)	(1,473)	(2,820)	(4,833)	—	—	(71,836)
Share-based payment	(461)	(226)	(37)	(154)	—	—	(878)
Operating costs	(55,362)	(20,200)	(5,928)	(20,056)	—	—	(101,546)
Operating profit (loss)	309,357	(29,139)	4,370	(6,739)	(4,529)	(16,828)	256,492
Operating netback	352,672	15,153	21,306	8,527	—	—	397,658
Adjusted EBITDA	319,447	8,784	17,908	4,576	(7,077)	(13,082)	330,556

Depreciation	(42,721)	(28,203)	(10,395)	(10,640)	(245)	(36)	(92,240)
Reversal (recognition) of impairment losses	11,531	(6,549)	—	—	—	—	4,982
Write-off	(17,665)	(6,121)	(2,020)	(583)	—	—	(26,389)
Total assets	383,450	276,449	70,424	87,259	35,817	9,261	862,660

Employees (average) (a)	182	101	12	121	27	2	445
Employees at year end (a)	178	100	12	137	28	2	457

Amounts in US$ ‘000	Colombia	Chile	Brazil	Argentina	Peru	Corporate	Total
2017
Revenue	263,076	32,738	34,238	70	—	—	330,122
Sale of crude oil	262,309	15,873	910	70	—	—	279,162
Sale of gas	767	16,865	33,328	—	—	—	50,960
Realized gain on commodity risk management contracts	(2,148)	—	—	—	—	—	(2,148)
Production and operating costs	(66,913)	(20,999)	(10,737)	(338)	—	—	(98,987)
Royalties	(24,236)	(1,314)	(3,134)	(13)	—	—	(28,697)
Share-based payment	(248)	(170)	(39)	—	—	—	(457)
Operating costs	(42,429)	(19,515)	(7,564)	(325)	—	—	(69,833)
Operating profit (loss)	116,290	(19,675)	4,434	(3,430)	(3,850)	(14,773)	78,996
Operating netback	194,013	11,222	23,540	(467)	—	—	228,308
Adjusted EBITDA	168,303	4,070	20,166	(2,183)	(3,505)	(11,075)	175,776

Depreciation	(40,010)	(23,730)	(10,809)	(159)	(139)	(38)	(74,885)
Write-off	(1,625)	(546)	(2,978)	(685)	—	—	(5,834)
Total assets	288,429	301,931	91,604	30,924	22,099	51,176	786,163

Employees (average) (a)	164	102	12	88	13	—	379
Employees at year end (a)	180	102	12	92	19	—	405

(a)	Unaudited

Approximately 61% of capital expenditure was incurred by Colombia (78% in 2018 and 76% in 2017), 8% was incurred by Chile (6% in 2018 and 10% in 2017), 4% was incurred by Brazil (2% in 2018 and 3% in 2017), 15% was incurred by Argentina (7% in 2018 and 8% in 2017) and 12% was incurred by Peru (7% in 2018 and 3% in 2017).

A reconciliation of total Operating netback to total profit before income tax is provided as follows:

Amounts in US$ ‘000	2019	2018	2017
Operating netback	447,084	397,658	228,308
Administrative expenses	(60,130)	(48,028)	(38,937)
Geological and geophysical expenses	(23,619)	(19,074)	(13,595)
Adjusted EBITDA for reportable segments	363,335	330,556	175,776
Unrealized (loss) gain on commodity risk management contracts	(26,411)	42,271	(13,300)
Depreciation (a)	(105,532)	(92,240)	(74,885)
Share-based payment	(2,717)	(5,446)	(4,075)
Impairment and write-off of unsuccessful exploration efforts	(25,849)	(21,407)	(5,834)
Lease accounting - IFRS 16	4,855	—	—
Others (b)	2,994	2,758	1,314
Operating profit	210,675	256,492	78,996
Financial expenses	(41,070)	(39,321)	(53,511)
Financial income	2,360	3,059	2,016
Foreign exchange loss	(2,446)	(11,323)	(2,193)
Profit before tax	169,519	208,907	25,308
(a)	Net of capitalized costs for oil stock included in Inventories.
(b)	Includes allocation to capitalized projects.